Business Segment Information	3 Months Ended
Mar. 31, 2015
Business Segment Information
8. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer, Chief Operating Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision makers, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprise and Related Information.

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company is generally awarded projects based upon responses to requests for proposals received from companies in the pharmaceutical, biotechnology and medical device industries or work orders executed under our strategic partnership arrangements.  Contracts with customer are generally entered into centrally, in most cases with ICON Clinical Research Limited (“ICON Ireland”), the Company’s principal operating subsidiary in Ireland.  Revenues, which consist primarily of fees earned under these contracts, are allocated to individual entities within the Group, based on where the work is performed in accordance with the Company’s global transfer pricing model.

ICON Ireland acts as the group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the group, it’s ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the group and its responsibility for maintaining the Company’s  global network.  As such it enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark up for the services they perform in each of their local territories.  The cost plus mark up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.

The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland.  As such revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise net revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Switzerland, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at March 31, 2015 and December 31, 2014 and for the three months ended March 31, 2015 and March 31, 2014 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2015	2014
	(in thousands)
Ireland	$114,090	$85,361
Rest of Europe	84,088	86,401
U.S.	150,064	141,679
Rest of World	39,989	36,193

Total	$388,231	$349,634
* All sales shown for Ireland are export sales.

b) The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2015	2014
	(in thousands)
Ireland	$47,566	$28,134
Rest of Europe	6,785	6,401
U.S.	9,854	6,694
Rest of World	2,468	1,769

Total	$66,673	$42,998

c) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31,	December 31,
	2015	2014
	(in thousands)
Ireland	$90,481	$95,574
Rest of Europe	8,822	10,419
U.S.	34,239	33,978
Rest of World	8,010	8,214

Total	$141,552	$148,185

d) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31,	March 31,
	2015	2014
	(in thousands)
Ireland	$4,913	$5,149
Rest of Europe	2,268	1,323
U.S.	5,718	4,203
Rest of World	1,026	873

Total	$13,925	$11,548

e) The distribution of total assets by geographical area was as follows:

	March 31,	December 31,
	2015	2014
	(in thousands)
Ireland	$491,413	$495,747
Rest of Europe	310,481	324,086
U.S.	747,641	648,559
Rest of World	55,366	60,458

Total	$1,604,901	$1,528,850